Prepayments and Other Assets, Net (Details) - Schedule of prepayments and other assets, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of prepayments and other assets, net [Abstract]
Deposits	[1]	$ 9,149	$ 8,414
Prepayments for goods and services		4,004	2,470
VAT recoverable	[2]	3,843	5,081
Prepayments for long-lived assets	[3]	15,789	15,998
Advances to employees		63	228
Others		538	924
Prepayments and other assets		33,386	33,115
Less: Provisions for prepayments and other assets		(454)	(439)
Prepayments and other assets, net		32,932	32,676
Less: Prepayments and other current assets, net		(18,292)	(17,934)
Other non-current assets		$ 14,640	$ 14,742

[1]	Deposits represent the refundable deposits to the lessors for the leased warehouses and office space.
[2]	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
[3]	Prepayments for long-lived assets represent mainly prepayments for constructions of logistic stations.